Leases - Components of operating lease expense (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Components operating lease cost
Operating lease cost	$ 26	$ 26	$ 134	$ 102
Short-term leases	$ 15	$ 15	$ 40	$ 124